Fair Value of Financial Instruments and Derivatives Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Financial Instruments And Derivative Insturments
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020
Bunker Fuel	Derivative assets / Non-current assets	$—	$234	$—	$—
Bunker Fuel	Derivative liabilities / Current liabilities	$121	$—	$—	$—
Interest Rate	Derivative liabilities / Non-current liabilities	$—	$—	$—	$1,514
	Total Derivatives	$121	$234	$—	$1,514

Derivative Instruments, Gain (Loss)

	Amount of Gain/(Loss) Recognized on Derivatives Six Months Period Ended
	June 30, 2019	June 30, 2020
Interest Rate Contracts	$—	$(1,411)
Bunker Fuel Contracts	$—	$675
Net Loss Recognized	$—	$(736)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The following table summarizes the valuation of the Company’s financial instruments as of the end of the year ended December 31, 2019 and the six months period ended June 30, 2020.

	Significant Other Observable Inputs (Level 2)

	December 31, 2019	June 30, 2020
Derivative instruments – asset position	$—	$234
Derivative instruments – liability position	121	1,514